Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs for the PIPE with Reduction Right Liability (Detail) - PIPE with reduction right liability [Member]
		Mar. 31, 2024 $ / shares yr		Dec. 31, 2023 yr $ / shares		Dec. 22, 2023 yr $ / shares
Ordinary share stock price [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs | $ / shares		10.7		10.6		10.62
Term [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs | yr		0.11	[1]	0.28	[1],[2]	0.3	[2]
Risk-free rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs		5.37	[3]	5.2	[3],[4]	5.24	[4]
Probability of completing the Business Combination [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs	[5]			91		91
Probability of completing the Lionsgate Business Combination [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs	[6]	94.9		91

[1]	Assumes the transaction closes on May 10, 2024 as of March 31, 2024 and April 10, 2024 as of December 31, 2023.
[2]	Assumes the transaction closes on April 10, 2024.
[3]	Reflects 1-month U.S. treasury bill rate as of March 31, 2024 and 3-month U.S. treasury bill rate as of December 31, 2023.
[4]	Reflects 3-month US treasury, secondary market rate as of the valuation date.
[5]	Estimated by solving for the implied probability of completing the Business Combination with StudioCo based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.
[6]	Estimated by solving for the implied probability of completing the Lionsgate Business Combination based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.